Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for Accounts receivable	$ 811	$ 1,100
Preferred stock, without par value
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued
Common stock, without par value
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	55,263,082	54,790,110
Common stock held in treasury, shares	21,829,954	20,724,106